Virtus AllianzGI Convertible Fund, Virtus AllianzGI Global Allocation Fund,

Virtus AllianzGI Global Dynamic Allocation Fund, Virtus AllianzGI High Yield Bond Fund,

Virtus AllianzGI International Small-Cap Fund, Virtus AllianzGI Short Duration High Income Fund,

Virtus AllianzGI Water Fund and Virtus NFJ Emerging Markets Value Fund, (each a “Fund”, and together, the “Funds”), each a series of Virtus Strategy Trust

Supplement dated September 8, 2021 to the Summary Prospectuses and the Virtus Strategy Trust

Statutory Prospectus, each dated February 1, 2021, as supplemented

Important Notice to Investors

The 1–Year Return Before Taxes (“Returns”) for Class C shares were understated in the Average Annual Total Return Table in each Fund’s summary prospectus and in the summary section of the Funds’ statutory prospectus. The Returns are therefore hereby corrected for each of the Funds as follows:

Fund	Class C 1-Year Return Before Taxes
Virtus AllianzGI Convertible Fund	54.19%
Virtus AllianzGI Global Allocation Fund	13.04%
Virtus AllianzGI Global Dynamic Allocation Fund	12.53%
Virtus AllianzGI High Yield Bond Fund	2.68%
Virtus AllianzGI International Small-Cap Fund	14.79%
Virtus AllianzGI Short Duration High Income Fund	5.44%
Virtus AllianzGI Water Fund	15.78%
Virtus NFJ Emerging Markets Value Fund	21.38%

In the “Sales Charges” section of the Funds’ statutory prospectus under the subheading “Sales Charge you may pay to purchase Class A Shares” the table for Virtus AllianzGI High Yield Bond Fund is hereby replaced with the following:

Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
$0–$49,999 ..................................................................................................	3.75%	3.90%
$50,000–$99,999 .........................................................................................	3.50%	3.90%
$100,000–$249,999 .....................................................................................	3.25%	3.36%
$250,000–$499,999 .....................................................................................	2.25%	2.30%
$500,000–$999,999 .....................................................................................	1.75%	1.78%
$1,000,000–$3,000,000 ................................................................................	0.00%	0.00%
$3,000,000+ .................................................................................................	0.00%	0.00%

All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 ClassC-ATR/HYB SalesCharge Correction (9/2021)